Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 23 – RELATED PARTY BALANCES AND TRANSACTIONS

As of June 30, 2024 and 2023, the Company had $1,817,302 and $442,825 payable balances to Mr. Wenshan Xie, one of the major shareholders and Chief Executive Officer of the Company, for temporary working capital needs, respectively. As of June 30, 2024, the Company had $90,000 payable balance to Ms. Zhaodi Zeng, the wife of Mr. Wenshan Xie, for temporary working capital needs, respectively. As of June 30, 2024 and 2023, the Company had $1,247,396 and $1,249,387 payable balances to Ms. Ling Chen, a shareholder of Zhongrun, a major subsidiary of the Company, for temporary working capital needs, respectively.

During the year ended June 30, 2024, Mr. Xie and Ms. Zeng made payments of $1,509,350 and $90,000 for temporary working capital needs of the Company and the Company repaid $141,055 to Mr. Xie. During the year ended June 30, 2023, Mr. Xie made payment of $624,385 for temporary working capital needs of the Company and the Company repaid $270,998 to Mr. Xie.

During the year ended June 30, 2024, the Company repaid $13,365 to Mr. Chen. During the year ended June 30, 2023, Ms. Chen made payment of $1,277,124 for temporary working capital needs of the Company. During the year ended June 30, 2022, Mr. Xie made payment of $339,045 for temporary working capital needs of the Company and the Company repaid $29,514 to Mr. Xie.

For the year ended June 30, 2023, the Company collected $4,295,120 from E-Home Group Limited. For the year ended June 30, 2023, the Company transferred $4,295,120 to E-Home Group Limited for temporary lending.

On June 3, 2023, the Company granted 1,720,000 ordinary shares of $0.02 par value per share (3,440 shares of par value $1 per share retrospectively adjusted for effect of reverse stock splits on September 25, 2023, February 14, 2024 and September 24, 2024) to its directors and officers as their compensations under the 2023 Share Incentive Plan at a fair value of $216,548 (par value of $34,400 and additional paid-in capital of $182,148).

On January 9, 2024, the Company granted 340,000 ordinary shares of $0.2 par value per share (6,800 shares retrospectively adjusted for effect of reverse stock split on February 14, 2024 and September 24, 2024) to Mr. Xie as his compensation under the 2023 Share Incentive Plan at a fair value of $213,520 (par value of $68,000 and additional paid-in capital of $145,520).

On June 22, 2022, the Company granted 520,000 ordinary shares (5 shares retrospectively adjusted for effect of reverse stock splits on September 23, 2022, April 12, 2023, September 25, 2023, February 14, 2024 and September 24, 2024) to its directors and officers as their compensations at a fair value of $167,700 (par value of $52 and additional paid-in capital of $167,648).